SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING [Abstract]
Schedule of Reportable Operating Segments
	US dollars
(in thousands)	Location based services	Wireless communications products	Total

Year ended December 31, 2015

Revenues	127,683	47,945	175,628
Operating income	38,328	2,316	40,644
Assets	62,236	10,463	72,699
Goodwill	1,539	1,817	3,356
Expenditures for assets	14,478	393	14,871
Depreciation and amortization	8,636	152	8,788
Impairment of goodwill and intangible assets	-	929	929

Year ended December 31, 2014

Revenues	133,692	48,435	182,127
Operating income (loss)	42,603	3,267	45,870
Assets	63,795	11,094	74,889
Goodwill	1,544	2,497	4,041
Expenditures for assets	12,574	598	13,172
Depreciation and amortization	8,920	148	9,068
Impairment of goodwill and intangible assets	34	888	922

Year ended December 31, 2013

Revenues	126,951	43,216	170,167
Operating income	38,470	(540)	37,930
Assets	66,300	10,564	76,864
Goodwill	1,730	3,703	5,433
Expenditures for assets	12,312	264	12,576
Depreciation and amortization	9,360	358	9,718
Impairment of goodwill and intangible assets	2,816	1,804	4,620

Reconciliation of Reporting Information from Segments to Consolidated Totals
	US dollars
	Year ended December 31,
(in thousands)	2015	2014	2013

Total revenues of reportable segment and consolidated revenues	175,628	182,127	170,167

Operating income
Total operating income for reportable segments	40,644	45,870	37,930
Unallocated amounts:
Other income (expenses) income	-	-	(166)
Financing income, net	1,189	1,704	238
Consolidated income before taxes on income	41,833	47,574	38,002

Assets

Total assets for reportable segments (*)	76,055	78,930	82,297
Other unallocated amounts:
Current assets	46,119	57,159	61,530
Investments in affiliated and other companies	4,783	1,095	1,511
Property and equipment, net	8,730	7,786	8,644
Other unallocated amounts	6,316	7,367	6,560
Consolidated total assets (at year end)	142,003	152,337	160,542

Other significant items

Total expenditures for assets of reportable segments	14,871	13,172	12,576
Unallocated amounts	3,676	2,021	1,387
Consolidated total expenditures for assets	18,547	15,193	13,963

Total depreciation, amortization and impairment for reportable segments	9,717	9,990	14,338
Unallocated amounts	2,245	2,229	1,858
Consolidated total depreciation and amortization	11,962	12,219	16,196

(*)	Including goodwill.

Schedule of Revenues and Long-Lived Assets by Geographical Areas

Revenues

Year ended December 31,

(in thousands)

2015

2014

2013

Israel

	88,556	90,061	83,331
United States	7,811	7,568	4,876
Brazil	58,403	66,462	63,454
Argentina	17,324	13,792	15,190
Others	3,534	4,244	3,316
Total	175,628	182,127	170,167

Property and equipment, net

December 31,

(in thousands)

2015

2014

2013

Israel

	9,934	8,563	9,051
United States	73	120	155
Brazil	17,228	17,801	19,178
Argentina	4,279	5,424	4,162
Total	31,514	31,908	32,546

-	Revenues were attributed to countries based on customer location.
-	Property and equipment were classified based on major geographic areas in which the Company operates.